PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 90,455	$ 88,790
Interest receivable	1,124	869
Prepaid expenses	90,017	95,088
Other	16,371	20,007
Prepaid expenses and other current assets	$ 197,967	$ 204,754